Transition to IFRS - Reconciliation of consolidated statements of financial position prepared under previous GAAP (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 235,734	$ 199,388	$ 225,040
Financial assets	103,514	107,992	9,568
Accounts and other receivable, net	222,629	204,825	143,710
Vessels and equipment classified as held for sale	7,500	15,374	12,528
Inventory	16,308	18,581	20,254
Due from related parties	9,980	0	58,885
Other assets	37,326	16,844	20,989
Total current assets	632,991	563,004	490,974
Non-current assets
Financial assets	36,372	0	2,075
Accounts and other receivable, net	0	17,276	36,536
Vessels and equipment	3,029,415	3,025,716	3,548,501
Advances on newbuilding contracts	127,335	297,100	113,796
Equity-accounted investments	241,731	232,216	208,819
Deferred tax assets	5,153	7,000	9,168
Due from related parties	0	0	949
Other assets	185,521	218,813	185,191
Goodwill	127,113	127,113	127,113
Total non-current assets	3,752,640	3,925,234	4,232,148
Total assets	4,385,631	4,488,238	4,723,122
Current liabilities
Accounts payable and other	302,414	272,618	213,480
Accrued liabilities	143,660	133,435	122,428
Deferred revenues	91,392	53,728	55,750
Other financial liabilities	198,985	21,697	23,290
Due to related parties	7	21,306	183,795
Borrowings	362,079	353,238	554,336
Total current liabilities	863,485	668,859	974,901
Non-current liabilities
Accounts payable and other	128,671	222,659	264,732
Other financial liabilities	144,350	164,511	144,867
Borrowings	2,808,898	2,831,274	2,543,406
Deferred tax liabilities	700	3,133	2,183
Total non-current liabilities	3,277,247	3,221,577	2,955,188
Total liabilities	4,140,732	3,890,436	3,930,089
EQUITY
Accumulated other comprehensive income	4,071	4,410	7,361
Non-controlling interests in subsidiaries	17,890	29,794	40,339
Total equity	244,899	597,802	793,033
Total liabilities and equity	4,385,631	4,488,238	4,723,122
Limited partners | Common units
EQUITY
Issued capital	0	169,737	350,088
Limited partners | Preferred units
EQUITY
Issued capital	376,512	384,274	384,274
General partner
EQUITY
Issued capital	$ 6,828	9,587	10,971
Previous GAAP
Current assets
Cash and cash equivalents		199,388	225,040
Financial assets		17,798	8,540
Accounts and other receivable, net		204,020	141,903
Vessels and equipment classified as held for sale		15,374	12,528
Inventory		0	0
Due from related parties			58,885
Prepaid expenses		29,887	32,199
Other assets		7,467	11,879
Total current assets		473,934	490,974
Non-current assets
Financial assets		89,070
Vessels and equipment		3,511,758	4,196,909
Advances on newbuilding contracts		257,017	73,713
Equity-accounted investments		234,627	212,202
Deferred tax assets		7,000	9,168
Due from related parties			949
Other assets		220,716	198,992
Goodwill		129,145	129,145
Total non-current assets		4,449,333	4,821,078
Total assets		4,923,267	5,312,052
Current liabilities
Accounts payable and other		56,699	16,423
Accrued liabilities		140,976	129,896
Deferred revenues		53,728	55,750
Other financial liabilities		18,956	23,290
Due to related parties		20,000	183,795
Borrowings		353,238	554,336
Other current liabilities		14,793	15,062
Total current liabilities		658,390	978,552
Non-current liabilities
Accounts payable and other		223,877	236,616
Other financial liabilities		143,222	94,354
Borrowings		2,825,712	2,543,406
Total non-current liabilities		3,192,811	2,874,376
Total liabilities		3,851,201	3,852,928
EQUITY
Warrants		132,225	132,225
Accumulated other comprehensive income		4,410	7,361
Non-controlling interests in subsidiaries		33,599	37,119
Total equity		1,072,066	1,459,124	$ 1,459,124
Total liabilities and equity		4,923,267	5,312,052
Previous GAAP | Limited partners | Common units
EQUITY
Issued capital		505,394	883,090
Previous GAAP | Limited partners | Preferred units
EQUITY
Issued capital		384,274	384,274
Previous GAAP | General partner
EQUITY
Issued capital		12,164	15,055
Reclassifications
Current assets
Cash and cash equivalents		0	0
Financial assets		1,124	1,028
Accounts and other receivable, net		805	1,807
Vessels and equipment classified as held for sale		0	0
Inventory		18,581	20,254
Due from related parties			0
Prepaid expenses		(13,043)	(11,210)
Other assets		(7,467)	(11,879)
Total current assets		0	0
Non-current assets
Financial assets		0	2,075
Accounts and other receivable, net		17,276	36,536
Vessels and equipment		0	0
Advances on newbuilding contracts		0	0
Equity-accounted investments		0	0
Deferred tax assets		0	0
Due from related parties			0
Other assets		(17,276)	(38,611)
Goodwill		0	0
Total non-current assets		0	0
Total assets		0	0
Current liabilities
Accounts payable and other		206,756	200,708
Accrued liabilities		(140,976)	(129,896)
Deferred revenues		(53,728)	(55,750)
Other financial liabilities		2,741	0
Due to related parties		0	0
Borrowings		0	0
Other current liabilities		(14,793)	(15,062)
Total current liabilities		0	0
Non-current liabilities
Accounts payable and other		(24,422)	(2,183)
Other financial liabilities		21,289	0
Borrowings		0	0
Deferred tax liabilities		3,133	2,183
Total non-current liabilities		0	0
Total liabilities		0	0
EQUITY
Warrants		0	0
Accumulated other comprehensive income		0	0
Non-controlling interests in subsidiaries		0	0
Total equity		0	0
Total liabilities and equity		0	0
Reclassifications | Limited partners | Common units
EQUITY
Issued capital		0	0
Reclassifications | Limited partners | Preferred units
EQUITY
Issued capital		0	0
Reclassifications | General partner
EQUITY
Issued capital		0	0
IFRS Adjustments
Current assets
Cash and cash equivalents		0	0
Financial assets		89,070	0
Accounts and other receivable, net		0	0
Vessels and equipment classified as held for sale		0	0
Inventory		0	0
Due from related parties			0
Prepaid expenses		0	0
Other assets		0	0
Total current assets		89,070	0
Non-current assets
Financial assets		(89,070)	0
Accounts and other receivable, net		0	0
Vessels and equipment		(486,042)	(648,408)
Advances on newbuilding contracts		40,083	40,083
Equity-accounted investments		(2,411)	(3,383)
Deferred tax assets		0	0
Due from related parties			0
Other assets		15,373	24,810
Goodwill		(2,032)	(2,032)
Total non-current assets		(524,099)	(588,930)
Total assets		(435,029)	(588,930)
Current liabilities
Accounts payable and other		9,163	(3,651)
Accrued liabilities		0	0
Deferred revenues		0	0
Other financial liabilities		0	0
Due to related parties		1,306	0
Borrowings		0	0
Other current liabilities		0	0
Total current liabilities		10,469	(3,651)
Non-current liabilities
Accounts payable and other		23,204	30,299
Other financial liabilities		0	50,513
Borrowings		5,562	0
Deferred tax liabilities		0	0
Total non-current liabilities		28,766	80,812
Total liabilities		39,235	77,161
EQUITY
Warrants		(132,225)	(132,225)
Accumulated other comprehensive income		0	0
Non-controlling interests in subsidiaries		(3,805)	3,220
Total equity		(474,264)	(666,091)
Total liabilities and equity		(435,029)	(588,930)
IFRS Adjustments | Limited partners | Common units
EQUITY
Issued capital		(335,657)	(533,002)
IFRS Adjustments | Limited partners | Preferred units
EQUITY
Issued capital		0	0
IFRS Adjustments | General partner
EQUITY
Issued capital		$ (2,577)	$ (4,084)